Non-Controlling Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Stockholders' Equity Attributable to Noncontrolling Interest [Abstract]
Payment to acquire ownership interest	$ 0.0
Borr Jack-Up XVI Inc
Stockholders' Equity Attributable to Noncontrolling Interest [Abstract]
Percentage of non-controlling interests	10.00%	10.00%